Non-current deposits (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Investment deposit	¥ 340,000	$ 53,634	¥ 340,000
Deposit for purchase of machinery	6,228	982	4,752
Total non-current deposits	¥ 346,228	$ 54,616	¥ 344,752
Potential Seller
Investment deposit				¥ 340,000